Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document and Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Jun. 30, 2012
Amendment Flag	false
Entity Registrant Name	Costamare Inc.
Entity Central Index Key	0001503584
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	67,800,000
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2